(Loss)/Profit Per Share (Tables)	12 Months Ended
Dec. 31, 2025
(Loss)/Profit Per Share [Abstract]
Schedule of (Loss)/Profit Per Share
	For the years ended December 31,
	2025	2024	2023
Basic (Loss)/Profit Per Share Numerator
(Loss)/profit for the year attributable to owners of the Company	$(11,000,824)	$3,073,834	$3,043,779

Diluted (Loss)/Profit Per Share Numerator
(Loss)/profit for the year attributable to owners of the Company	$(11,000,824)	$3,073,834	$3,043,779

Basic (Loss)/Profit Per Share Denominator
Original shares:	149,803	101,053	101,056
Additions from actual events:
- Fractional common stock due to reverse split, weighted	-	-	(2)
- Issuance of common stock, weighted	471,519	12,224	-
Basic weighted average shares outstanding	621,322	113,278	101,054
			-
Diluted (Loss)/Profit Per Share Denominator
Basic weighted average shares outstanding	621,322	113,278	101,054
Dilutive shares: Potential additions from dilutive events:
- Conversion of preferred shares*	-	124,633	5,050
Diluted Weighted Average Shares Outstanding:	621,322	237,911	106,104
			-
(Loss)/Profit Per Share**
- Basic	$(17.71)	$27.14	$30.12
- Diluted	$(17.71)	$12.92	$28.69
Weighted Average Shares Outstanding*
- Basic	621,322	113,278	101,054
- Diluted	621,322	237,911	106,104

*	There were no potential dilutive additions to diluted weighted shares outstanding as a result of the loss for the year ended December 31, 2025.

**	The Company effected a 1:10 reverse stock split on April 26, 2023, a 1:4 reverse stock split on January 8, 2025, and a 1:15 reverse stock split on November 21, 2025, as a result, the basic and diluted shares and per share number for all years presented here are adjusted retrospectively.